Employee Benefit Plan, Nonparticipant-Directed Investment (Tables) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Nonparticipant-Directed Investment [Line Items]
EBP, Nonparticipant-Directed Investment
The changes in nonparticipant-directed investments were as follows:

Year Ended December 31, 2025
Dividends	$3,627
Net appreciation	8,994
Benefits paid to participants	(11,742)
Transfers to participant-directed investments	(84)
$795

Schedule of Common Stock Plan Investments	The Plan's investments in Common Stock at December 31 are as follows:

	2025	2024
Number of Shares	3,205,237	3,433,526

Cost	$63,686	$67,311
Fair Value	$112,247	$111,452